Document and Entity Information	Dec. 02, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Dec. 02, 2021
Entity Registrant Name	Bitwise 10 Crypto Index Fund
Entity Incorporation, State or Country Code	DE
Entity File Number	000-56270
Entity Tax Identification Number	82-3002349
Entity Address, Address Line One	400 Montgomery Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	415
Local Phone Number	968-1843
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Bitwise Investment Advisers, LLC (the “Sponsor”) on behalf of the Bitwise 10 Crypto Index Fund (BITW) (the “Trust”) is filing this amended Current Report on Form 8-K/A (the “Current Report”) to amend the Company’s current report on Form 8-K originally filed on December 2, 2021 (the “Original Form 8-K”) and amended on December 21, 2021 (the “Amended Form 8-K/A”), to remove the below highlighted language setting forth the steps that management of the Sponsor had previously planned to take in conjunction with the Trust’s change in valuation policy, and to clarify the actual next steps taken.As set forth in the Amended Form 8-K/A, the Trust had determined that the previous valuation policy, which utilized a blended average approach for calculating the price of a digital asset instead of identifying a principal market for such digital asset, was not in keeping with the proper application of U.S. GAAP, specifically Financial Accounting Standards Board Accounting Standards Codification 820-10 (“ASC 820”), which outlines the application of fair value accounting under accounting principles generally accepted in the United States of America (“U.S. GAAP”), and, therefore, resulted in what was determined by the Sponsor to be an immaterial error in the Trust’s financial statements.Initially, the Sponsor on behalf of the Trust, planned to re-issue audited financial statements for the Trust’s fiscal years 2019 and 2020. However, in accordance with the Financial Accounting Standards Board Accounting Standards Codification 250 (“ASC 250”), the correct course of action for the Trust to take with regard to an immaterial error is to make the changes to the valuation policy and the financial statements in subsequent periods as an out of period adjustment rather than a restatement of the financial statements as originally planned. The Quarterly Report on Form 10-Q filed on November 10, 2021 reflects the changes to the valuation policy and out of period adjustment.
Entity Central Index Key	0001723788